FAIR VALUE (Details 2) (Foreign currency forward contracts)	Dec. 31, 2011 Japanese Yen (¥) USD ($)	Dec. 31, 2011 Japanese Yen (¥) JPY (¥)	Dec. 31, 2012 U.S. dollar USD ($)	Dec. 31, 2011 U.S. dollar USD ($)
Fair Value
Notional contract amount	$ 1,927,000	¥ 150,000,000	$ 1,800,000	$ 5,480,000